Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Related Party Transactions Disclosure

3. Transactions with Related Parties

Safety Management Overseas S.A., Panama (the “Manager”): On May 29, 2008, Safe Bulkers signed a management agreement (the “Management Agreement”) with Safety Management, a related party that is controlled by Polys Hajioannou. Under such Management Agreement, each vessel-owning Subsidiary has entered into, or in the case of vessels not yet delivered, will enter into, a management agreement with the Manager (the “Shipmanagement Agreements”). Under these Shipmanagement Agreements, chartering, operations, technical and accounting services are provided to the vessels by the Manager. In accordance with the Management Agreement and the Shipmanagement Agreements, the Manager receives a fixed fee of $0.575 per day plus, 1.25% on gross freight, charter hire, ballast bonus and demurrage from each of the vessel-owning companies in exchange for these management services. As of May 29, 2010, pursuant to an agreement between us and our Manager, the fee on gross freight, charter hire, ballast bonus and demurrage was readjusted to 1.25% from 1.0%. Effective from May 29, 2011, the Company and the Manager agreed to set the fixed fee to $0.700 per day. Under the Management Agreement, each of the Subsidiaries that are scheduled to own a newbuild has entered into or will enter into supervision agreements with the Manager (the “Supervision Agreements”). Under the Supervision Agreements, the Manager will provide on-site supervision services with respect to all newbuilds, and will receive a fee of $375, of which 50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild. Effective from May 29, 2011, the Company and the Manager agreed to set the fee for the on-site supervision services with respect to all newbuilds to $550 for any Supervision Agreements signed after May 29, 2011. In addition, under the Management Agreement, an amount equal to 1.0% of the contract price for the sale or acquisition (constructed or purchased) of each vessel is payable to the Manager with the exception of the acquisition of Eleni and Martine.

Management fees charged by the Manager for the years ended December 31, 2009, 2010 and 2011 amounted to $4,436, $4,880 and $6,026 respectively, and are recorded in the accompanying consolidated statements of income within General and Administrative Expenses (see Note 18). Commissions on the contract price of vessels sold, charged by the Manager during the years ended December 31, 2009, 2010 and 2011, amounted to $0, $330 and $0 respectively, and are recorded within Gain on sale of assets in the consolidated statements of income (see Note 20). Commissions on the contract price of vessels purchased, charged by the Manager during the years ended December 31, 2009, 2010 and 2011, amounted to $710, $1,840 and $1,348 respectively, and are included as part of the vessel cost. Supervision fees, charged by the Manager during the years ended December 31, 2009, 2010 and 2011, amounted to $750, $938 and $2,113, respectively, and are included as part of the vessel cost.